LEASES (Tables)	6 Months Ended
Mar. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO OPERATING LEASE

Supplemental balance sheet information related to the Company’s operating leases was as follows:

	March 31, 2024	September 30, 2023

Operating lease right-of-use assets	$165,636	$166,649
Right-of-use assets - accumulated amortization	(44,928)	(21,748)
Right-of-use assets, net	$120,708	$144,901

Operating lease liabilities – current	$48,426	$47,537
Operating lease liabilities – non-current	72,282	97,364
Total operating lease liabilities	$120,708	$144,901

Equipment Lease [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
SCHEDULE OF THE MATURITIES OF OPERATING LEASE LIABILITIES

As of March 31, 2024, the maturities of operating lease liabilities were as follows:

12 months ending March 31,	Lease payment
2024	$1,113
2025	278
Total future minimum lease payments	1,391
Less: imputed interest	(45)
Total	$1,346

SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERMS AND DISCOUNT RATES

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of March 31, 2024 and September 30, 2023:

	March 31, 2024	September 30, 2023
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.17 years	1.67 years
Weighted average discount rate *	5.0%	5.0%

*	The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on the benchmark lending rate for three-year loans as published by Malaysia’s central bank in order to discount lease payments to present value.

Office Lease Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERMS AND DISCOUNT RATES

The weighted average remaining lease terms and discount rates for all of office leases were as follows as of March 31, 2024 and September 30, 2023:

	March 31, 2024	September 30, 2023
Remaining lease term and discount rate:
Weighted average remaining lease term	2.42 years	2.91 years
Weighted average discount rate *	5.0%	5.0%

*	The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on the benchmark lending rate for three-year loans as published by Malaysia’s central bank in order to discount lease payments to present value.

SCHEDULE OF THE MATURITIES OF OPERATING LEASE LIABILITIES

As of March 31, 2024, the maturities of operating lease liabilities were as follows:

12 months ending March 31,	Lease payment
2025	$47,443
2026	52,396
2027	20,904
2028	1,503
Total future minimum lease payments	122,246
Less: imputed interest	(2,884)
Total	$119,362